Contingencies, commitments and restrictions on the distribution of profits - Brazilian Concession Agreements (Details) R$ in Millions, $ in Millions	Dec. 31, 2019 BRL (R$)		Dec. 31, 2019 USD ($)
Natal Concession Agreement
Schedule Of Commitment [Line Items]
Percentage of amount of planned investments as investment trigger of concession agreement	10.00%		10.00%
Natal Concession Agreement | Phase I Event
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	R$ 65.0		$ 16.1
Natal Concession Agreement | From the formal commencement Of Phase II until the end of the contract
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	6.5		1.6
Natal Concession Agreement | Phase II Event
Schedule Of Commitment [Line Items]
Current amount of performance bond	R$ 13.6		$ 3.4
Brasilia Concession Agreement
Schedule Of Commitment [Line Items]
Percentage of amount of planned investments as investment trigger of concession agreement	10.00%		10.00%
Performance bond upon termination of concession agreement	R$ 19.1		$ 4.7
Brasilia Concession Agreement | Phase II Event
Schedule Of Commitment [Line Items]
Current amount of performance bond	202.3	[1]	50.2	[1]
Brasilia Concession Agreement | Phase I B Event
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	266.7		66.1
Brasilia Concession Agreement | After completion of Phase I-B of the Natal Concession Agreement or at the termination of contract
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	R$ 133.3		$ 33.1

[1]	Insurance granted by a Guarantee letter of CAAP signed with Zurich Brazil on December 14, 2018 for R$ 224 million.